AXONIC STRATEGIC INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.78%)
Financials (0.78%)
ACRES Commercial Realty Corp. REIT	91,094	$756,991
Granite Point Mortgage Trust, Inc. REIT	259,570	2,754,038
Ladder Capital Corp. REIT	460,553	5,471,370
New Residential Investment Corp. REIT	13,206	144,077
PennyMac Financial Services, Inc. REIT	6,390	350,108
Redwood Trust, Inc. REIT	44,220	382,945
TPG RE Finance Trust, Inc. REIT	109,550	1,188,618
		11,048,147
TOTAL COMMON STOCKS
(Cost $12,027,738)		11,048,147

PREFERRED STOCKS (2.42%)
Financials (2.42%)
ACRES Commercial Realty Corp., Series D, 7.88%(a)	200,000	3,946,000
Arbor Realty Trust, Series Series F, 6.25%(a)	200,000	4,092,000
Arbor Realty Trust, Series D, 6.38%(a)	200,000	4,258,000
Granite Point Mortgage Trust, Inc., Series A, 1D US SOFR + 5.83%(a)(b)	262,830	5,658,730
KKR Real Estate Finance Trust, Inc., Series A, 6.50%(a)	188,991	4,239,068
MFA Financial, Inc., Series B, 7.50%(a)	58,051	1,230,681
New Residential Investment Corp., 5Y US TI + 6.223%(a)(b)	166,420	3,692,860
New York Mortgage Trust, Inc., Series F, 6.88%(a)(b)	187,940	3,807,664
Ready Capital Corp., Series E, 6.50%(a)	18,013	360,080
TPG RE Finance Trust, Inc., Series C, 6.25%(a)	160,000	3,024,000
		34,309,083
TOTAL PREFERRED STOCKS
(Cost $41,029,430)		34,309,083

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (17.79%)
ACC Trust, Series 2022-1, Class D(c)	6.65%	10/20/24	$14,306,000	$13,816,735
Affirm Asset Securitization Trust, Series 2021-B, Class E(c)	4.61%	04/15/24	4,200,000	3,917,760
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,184,650
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	2,570,705	2,236,513
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class A(c)	2.74%	04/15/27	3,769,582	3,386,593
Castlelake Aircraft Structured Trust 2017-1R, Series 2021-1R, Class B(c)	3.92%	04/15/27	1,113,084	934,990
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	13,124,608	7,481,027
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,525,882	4,947,322
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	2,034,557
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	2,215,762	1,839,082
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	9,746,160	6,822,312
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	7,312,705	6,947,069
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,465,420
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	2,943,662
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	1,259,965	1,071,096

	Rate	Maturity Date	Principal Amount	Value
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	$1,694,666	$1,406,573
Fat Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	7.00%	07/25/23	2,000,000	1,976,200
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	7.00%	07/25/23	6,000,000	5,830,200
Fat Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	9.00%	07/25/23	3,000,000	2,919,600
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,186,561
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	7,142,400
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	17,128,797	14,559,478
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	26,688,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	1,315,717	1,189,672
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	908,006
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,905,067	1,686,746
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class B(c)	4.70%	07/15/26	2,483,333	2,086,000
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,682,238	4,901,498
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B(c)	4.46%	11/15/26	7,082,262	5,825,161
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	16,633,502	14,138,477
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,225,920
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,847,600
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	8,564,880	7,601,331
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class A(c)	3.38%	02/15/27	1,059,763	928,882
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	3,803,274	3,152,914
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,282,500	4,226,000
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C(c)	4.21%	12/20/22	7,500,000	7,239,750
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D(c)	6.26%	12/20/22	12,000,000	11,690,400
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	2,742,520	2,542,590
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,416,094
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	11,214,262	9,980,693
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,261,633
START Ireland, Series 2019-1, Class B(c)	5.10%	03/15/26	2,587,471	2,238,163
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	4,734,700	4,237,556
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	10,922,280	9,830,052
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class A(c)(d)	4.15%	09/15/38	2,051,937	1,831,559
Thunderbolt II Aircraft Lease, Ltd., Series 2018-A, Class B(c)(d)	5.07%	09/15/38	3,491,964	2,976,900
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class A(c)	3.67%	11/15/26	3,987,444	3,542,445
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	9,000,194
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	5,833,018

TOTAL ASSET-BACKED SECURITIES
(Cost $279,652,318)				252,077,054

BANK LOANS (2.10%)
BRE Select Service	6.75%	07/15/22	14,288,439	14,099,794
Copper Hill Sportsmans RT	4.25%	02/01/27	7,290,453	6,694,335
Fly Willow Funding, Ltd.	7.00%	10/15/25	420,696	408,866
KREF Holdings X LLC(b)	1M US L + 3.50%	09/01/27	5,872,969	5,696,779
UTEX-DEFEASED	6.48%		2,861,763	2,861,763

	Rate	Maturity Date	Principal Amount	Value

TOTAL BANK LOANS
(Cost $29,961,869)				29,761,537

COMMERCIAL MORTGAGE-BACKED SECURITIES (25.97%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M US L + 3.20%	03/15/34	$11,000,000	$10,420,300
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class F(b)(c)	1M US SOFR + 4.96%	01/15/24	2,515,229	2,384,689
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H(b)(c)	6.07%	02/10/51	4,897,106	4,755,090
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	12,161,000	10,825,722
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/23	15,300,000	13,802,130
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/23	8,500,000	7,691,650
Beast Mortgage Trust, Series 2021-1818, Class F(b)(c)	1M US L + 4.45%	03/15/26	3,125,000	3,015,625
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	14,000,000	13,498,800
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,674,785
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	4,281,220
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,293,715
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	18,505,767
CFK Trust, Series 2020-MF2, Class E(b)(c)	3.46%	03/15/27	6,000,000	4,878,000
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	5,074,678
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	3,114,567	2,807,945
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,500,000	11,156,150
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class F(b)(c)	3.54%	07/15/26	11,700,000	9,775,350
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2(b)(c)	30D US SOFR + 4.00%	11/25/51	14,086,000	11,978,734
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(e)	1.43%	12/25/24	52,933,323	857,520
FREMF Mortgage Trust, Series 2016-K722, Class D(c)(f)	0.00%	05/25/23	16,711,242	15,752,017
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	1M US L + 5.00%	10/25/26	3,735,878	3,760,535
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	1M US L + 6.00%	06/25/25	22,855,400	23,801,613
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(e)	0.88%	07/25/29	36,139,495	2,087,565
FRESB Mortgage Trust, Series 2020-SB76, Class X1(b)(e)	1.18%	05/25/30	13,526,736	801,577
FRESB Mortgage Trust, Series 2020-SB77, Class X1(b)(e)	0.92%	06/25/27	18,400,765	877,948
FRESB Mortgage Trust, Series 2020-SB78, Class X1(b)(e)	1.14%	06/25/30	30,747,997	1,834,853
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(e)	1.09%	07/25/40	16,182,360	856,047
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(e)	1.12%	09/25/30	62,023,366	4,137,231
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(e)	1.06%	10/25/30	20,646,958	1,246,734
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(e)	1.10%	10/25/40	51,284,763	2,550,438
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(e)	0.87%	01/25/41	29,875,132	1,324,424
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(e)	0.54%	01/25/31	30,693,115	933,006
Government National Mortgage Association, Series 2018-16, Class IO(b)(e)	0.58%	03/16/59	77,138,836	3,232,117

	Rate	Maturity Date	Principal Amount	Value
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/22	$3,000,000	$2,811,000
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10(c)	4.15%	08/05/22	2,214,207	2,043,935
Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL(b)(c)	1M US L + 1.83%	08/05/34	35,664,003	34,554,853
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	16,713,071	16,587,723
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	6.83%	02/12/51	3,861,901	2,504,829
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,220,000	6,949,250
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,311,000	7,250,516
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M US L + 5.80%	12/15/23	2,600,000	2,468,700
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,524,000
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M US SOFR + 5.13%	03/15/27	12,600,000	12,238,380
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	24,923,625	25,063,197
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M US SOFR + 5.00%	02/15/24	10,899,872	10,287,300
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	400,356	363,345
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	476,157	383,783
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,834,487	1,708,045
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	338,911	314,865
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,342,854	1,154,530
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	2,335,191	1,967,112
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	750,826	632,031
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.85%	06/25/32	4,004,688	3,531,607
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.85%	08/25/33	2,376,038	2,085,128
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.87%	04/25/52	3,750,383	3,204,703
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M US L + 4.50%	01/18/37	10,000,000	9,490,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $393,853,587)				367,992,807

CONVERTIBLE CORPORATE BONDS (5.67%)
Granite Point Mortgage Trust, Inc.(c)	5.63%	12/01/22	12,009,000	11,941,750
Granite Point Mortgage Trust, Inc.	6.38%	10/01/23	20,134,000	19,536,020
MFA Financial, Inc.	6.25%	06/15/24	27,624,000	25,104,691
PennyMac Corp.	5.50%	11/01/24	1,500,000	1,453,800
PennyMac Corp.	5.50%	03/15/26	6,346,000	5,576,547
Redwood Trust, Inc.	4.75%	08/15/23	2,032,000	1,943,202
Redwood Trust, Inc.	5.63%	07/15/24	3,763,000	3,384,442

	Rate	Maturity Date	Principal Amount	Value
RWT Holdings, Inc.	5.75%	10/01/25	$12,800,000	$11,486,720

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $84,109,870)				80,427,172

CORPORATE BONDS (4.64%)
ACRES Commercial Realty Corp.	5.75%	08/15/26	2,000,000	1,912,000
Ambac Assurance Corp.(a)(c)	5.10%	02/12/55	15,135,547	14,511,205
Apollo Commercial Real Estate Finance, Inc.(c)	4.63%	06/15/29	7,000,000	5,512,500
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,175,341
New Residential Investment Corp.(c)	6.25%	10/15/25	18,835,000	17,234,025
Sitka Holdings LLC(b)(c)	3M US L + 4.50%	07/06/26	23,477,000	22,420,535

TOTAL CORPORATE BONDS
(Cost $74,489,144)				65,765,606

RESIDENTIAL MORTGAGE-BACKED SECURITIES (19.33%)
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	07/25/23	1,000,000	986,229
Alternative Loan Trust, Series 2005-11CB, Class 3A2(b)	1M US L + 0.50%	06/25/35	938,549	717,868
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M US L + 0.70%	06/25/36	2,380,269	1,171,100
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M US L + 0.55%	01/25/37	5,352,248	3,298,833
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M US L + 0.60%	01/25/37	3,186,191	1,493,120
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M US L + 0.65%	01/25/37	3,339,380	1,576,481
Alternative Loan Trust, Series 2006-OA10, Class 3A1(b)	1M US L + 0.38%	08/25/46	1,735,376	1,514,328
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M US L + 0.50%	03/25/37	1,733,046	854,833
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,129,838
Angel Oak Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.05%	01/25/26	1,185,369	943,725
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M US L + 0.25%	04/25/37	790,996	985,293
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M US L + 0.35%	04/25/37	511,916	534,790
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M US L + 0.40%	10/25/37	3,986,727	3,046,489
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M US L + 0.24%	10/25/36	348,952	433,807
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M US L + 0.24%	10/25/36	2,789,180	3,467,426
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M US L + 0.20%	03/25/37	7,106,029	7,185,001
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M US L + 0.24%	04/25/37	6,371,081	6,491,841
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M US L + 0.22%	06/25/37	949,094	937,879
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M US L + 0.23%	06/25/37	2,435,101	2,395,102
Bellemeade Re, Ltd., Series 2020-3A, Class B1(b)(c)	1M US L + 6.35%	10/25/30	2,000,000	2,053,719
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,533,017	2,084,167
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M US L + 0.60%	05/25/37	2,298,492	891,539
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M US L + 0.60%	02/25/37	1,473,161	1,251,805
COLT Mortgage Loan Trust, Series 2022-1, Class B2(b)(c)	4.13%	12/27/66	2,000,000	1,508,814

	Rate	Maturity Date	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2022-3, Class B1(b)(c)	4.23%	02/25/67	$6,691,547	$5,597,061
COLT Mortgage Loan Trust, Series 2022-3, Class B2(b)(c)	4.23%	02/25/67	3,137,906	2,529,829
COLT Mortgage Loan Trust, Series 2022-4, Class B1(b)(c)	4.54%	03/25/67	2,100,000	1,803,116
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1(b)(c)	1M US L + 3.25%	01/25/40	2,067,379	1,873,354
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1(b)(c)	30D US SOFR + 3.10%	10/25/41	1,540,000	1,401,524
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2(b)(c)	30D US SOFR + 5.50%	12/25/41	2,500,000	2,162,375
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1(b)(c)	30D US SOFR + 3.15%	12/25/41	1,470,951	1,328,170
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2(b)(c)	30D US SOFR + 6.00%	12/25/41	1,100,000	963,112
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1(b)(c)	30D US SOFR + 4.50%	01/25/27	2,750,000	2,616,279
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B1(b)(c)	30D US SOFR + 6.25%	03/25/42	2,472,400	2,496,436
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1(b)(c)	30D US SOFR + 5.25%	03/25/42	1,494,343	1,450,713
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM3, Class B2(b)(c)	4.13%	04/25/66	800,000	678,492
Deephaven Residential Mortgage Trust, Series 2020-2, Class B3(b)(c)	5.87%	05/25/65	3,030,707	2,894,386
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2(b)(c)	3.96%	02/25/25	1,600,000	1,421,852
Deephaven Residential Mortgage Trust, Series 2021-3, Class B2(b)(c)	4.13%	09/25/25	2,800,000	2,264,767
Deephaven Residential Mortgage Trust, Series 2022-1, Class B2(b)(c)	4.31%	01/25/26	2,628,000	2,114,241
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	3,178,429
Freddie Mac STACR REMIC Trust, Series 2020-DNA2, Class B2(b)(c)	1M US L + 4.80%	02/25/50	3,423,457	2,910,403
Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B2(b)(c)	1M US L + 10.00%	08/25/50	2,622,404	3,055,775
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,150,000	1,001,284
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B1(b)(c)	30D US SOFR + 3.05%	01/25/34	6,330,000	5,671,546
Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class B1(b)(c)	30D US SOFR + 3.40%	10/25/41	7,959,000	7,227,149
Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1(b)(c)	30D US SOFR + 3.35%	09/25/41	3,000,000	2,663,405
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B1(b)(c)	30D US SOFR + 3.40%	01/25/42	3,600,000	3,182,608
Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2(b)(c)	30D US SOFR + 7.10%	01/25/42	1,050,000	894,450
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1(b)(c)	30D US SOFR + 3.40%	08/25/33	7,500,000	6,735,616
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR + 6.00%	08/25/33	1,688,556	1,415,289
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	816,724
Home Partners of America , Series 2021-2, Class G(c)	4.51%	12/17/26	5,870,854	5,474,571
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class B2(b)(c)	4.36%	06/25/56	2,785,000	2,238,030
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M US L + 0.68%	12/25/35	5,562,444	3,292,586
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M US L + 0.75%	12/25/35	1,488,384	784,695
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M US L + 0.60%	01/25/37	1,786,820	1,008,199
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.42%	05/25/37	3,389,600	3,041,181

	Rate	Maturity Date	Principal Amount	Value
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M US L + 0.50%	05/25/37	$3,849,414	$3,354,038
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	4,277,403
LHOME Mortgage Trust, Series 2020-RTL1, Class M(c)(d)	4.95%	10/25/22	1,300,000	1,288,625
LHOME Mortgage Trust, Series 2020-RTL2, Class M(c)	7.87%	04/25/23	6,250,000	6,196,562
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	4.61%	01/25/24	4,750,000	4,488,750
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	5.19%	05/25/25	9,000,000	8,437,500
MASTR Alternative Loan Trust, Series 2007-1, Class 2A15(b)	1M US L + 0.37%	10/25/36	944,240	187,247
MFA , Series 2022-RTL1, Class A2(c)(d)	6.41%	03/25/24	13,000,000	12,795,186
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	3.26%	08/26/47	2,378,944	1,910,247
Nationstar Home Equity Loan Trust, Series 2006-B, Class M4(b)	1M US L + 0.44%	09/25/36	2,835,022	2,790,825
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class B1(b)(c)	3.88%	02/25/26	3,087,000	2,525,186
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,467,311
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(e)	5.56%	02/25/52	14,000,001	12,877,974
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	4,000,000	3,416,104
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,762,559
RAAC, Series 2007-SP1, Class M3(b)	1M US L + 1.50%	03/25/37	3,218,861	2,990,634
RALI, Series 2005-QS12, Class A8(b)	1M US L + 0.35%	08/25/35	292,854	239,703
RALI, Series 2006-QS2, Class 1A10(b)	1M US L + 0.50%	02/25/36	1,430,197	1,101,253
RALI, Series 2006-QS8, Class A4(b)	1M US L + 0.45%	08/25/36	1,178,042	902,319
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,528,718	1,975,820
RAMP, Series 2004-RS12, Class MII5(b)	1M US L + 1.75%	12/25/34	2,210,777	1,886,689
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M US L + 0.40%	01/25/46	10,117,077	3,005,066
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	3,002,675
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	4,339,500
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	6,424,380
Saxon Asset Securities Trust, Series 2005-1, Class M4(b)	1M US L + 1.13%	03/25/35	730,404	514,854
Soundview Home Equity Loan Trust, Series 2007-NS1, Class M1(b)	1M US L + 0.35%	01/25/37	3,080,026	3,140,815
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M US L + 1.80%	12/25/35	1,947,514	1,948,979
Starwood Mortgage Residential Trust, Series 2021-4, Class B2(b)(c)	4.14%	08/25/56	3,700,000	2,957,326
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M US L + 0.21%	01/25/37	1,622,301	2,068,853
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M US L + 0.19%	02/25/37	5,312,378	6,824,193
Structured Asset Securities Corporation, Series 2006-EQ1A, Class M1(b)(c)	1M US L + 0.29%	07/25/36	6,779,985	6,780,337
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	5.80%	07/25/23	9,500,000	9,146,661
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,665,018
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M US L + 0.45%	05/25/35	1,359,433	1,144,865

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $292,643,901)				273,977,131

	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - COMMON SHARES (21.08%)
First American Government Obligations Fund	1.42%	298,656,657	298,656,657

TOTAL SHORT-TERM INVESTMENTS
(Cost $298,656,657)			298,656,657

TOTAL INVESTMENTS (99.78%)
(Cost $1,506,424,514)			$1,414,015,194

Other Assets In Excess Of Liabilities (0.22%)			3,094,365
NET ASSETS (100.00%)			$1,417,109,559

(a)	Perpetual maturity.
(b)	Floating or variable rate security. The Reference Rate is described below. Interest rate shown reflects the rate in effect at July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $849,559,987, which represents 59.95% of net assets as of July 31, 2022.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2022.
(e)	Interest only securities.
(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%
3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%
5Y US TI - 5 Year US Treasury Index as of July 31, 2022 was 2.66%
12M US FED - 12 Month US FED as of July 31, 2022 was 2.32%
1D US SOFR - 1 Day US SOFR as of July 31, 2022 was 2.27%
1M US SOFR - 1 Month US SOFR as of July 31, 2022 was 2.28%
30D US SOFR - 30 Day US SOFR as of July 31, 2022 was 1.55%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)
Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	3 M US L	04/22/2028	15,000,000	USD	1.23%	$1,170,120	$1,170,120
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	102,749	102,749
Receive	Goldman Sachs & Co. LLC	3 M US L	05/25/2026	20,000,000	USD	0.91%	1,357,074	1,357,074
Receive	Goldman Sachs & Co. LLC	3 M US L	12/17/2023	50,000,000	USD	0.87%	1,613,355	1,613,355
Receive	Goldman Sachs & Co. LLC	3 M US L	08/05/2026	50,000,000	USD	0.73%	3,888,008	3,888,008
Receive	Goldman Sachs & Co. LLC	3 M US L	06/11/2028	36,000,000	USD	1.15%	2,983,320	2,983,320
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	13,299	13,299
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	173,271	173,271
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	$2,022	$2,022
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	20,377	20,377
Receive	Goldman Sachs & Co. LLC	3 M US L	02/11/2024	37,348,000	USD	1.51%	980,554	980,554
							$12,304,149	$12,304,149

Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	$(1,845)	$(1,845)
Receive	Goldman Sachs & Co. LLC	3 M US L	07/07/2027	5,000,000	USD	2.54%	(23,731)	(23,731)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	(191)	(191)
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	(22,459)	(22,459)
							$(48,226)	$(48,226)

*	Interest rate swaps receive interest quarterly and pay interest semiannually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2022

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2022:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,048,147	$–	$–	$11,048,147
Preferred Stocks	34,309,083	–	–	34,309,083
Asset-Backed Securities	–	252,077,054	–	252,077,054
Bank Loans	–	29,761,537	–	29,761,537
Commercial Mortgage-Backed Securities	–	367,992,807	–	367,992,807
Convertible Corporate Bonds	–	80,427,172	–	80,427,172
Corporate Bonds	–	65,765,606	–	65,765,606
Residential Mortgage-Backed Securities	–	273,977,131	–	273,977,131
Short-Term Investments	298,656,657	–	–	298,656,657
Total	$344,013,887	$1,070,001,307	$–	$1,414,015,194
Other Financial Instruments(b) Assets:
Interest Rate Swap Contracts	$–	$12,304,149	$–	$12,304,149
Liabilities:
Interest Rate Swap Contracts	$–	$(48,226)	$–	$(48,226)
Total	$–	$12,255,923	$–	$12,255,923

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.